Shareholders' equity - Non Vested Shares (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Number of non vested shares
Balance as at January 1, 2012	0
Granted	145,650
Forfeited	(3,000)
Balance as at June 30, 2012	142,650
Weighted Average Grant Date Fair Value Per Non Vested Shares [Abstract]
Balance as at January 1, 2012	$ 0
Granted	$ 16.37
Forfeited	$ 16.50
Balance as at June 30, 2012	$ 16.37